Borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Borrowings
NOTE 8. BORROWINGS
The Company’s borrowings include the following senior unsecured notes and credit agreements:
Senior Unsecured Notes
The Company’s long-term borrowings include $8,250 million aggregate principal amount of senior unsecured notes in six series with maturity dates ranging from 2024 through 2052 (collectively, the “Notes”).
Credit Facilities
The Company has credit agreements providing for:

•	a five-year senior unsecured revolving credit facility in an aggregate committed amount of $2,500 million ;

•	a 364-day senior unsecured revolving credit facility in an aggregate committed amount of $1,000 million ; and

•
a three-year senior unsecured term loan credit facility in an aggregate principal amount of $2,000 million (the “Term Loan Facility” and, together with the five-year revolving credit facility
and the
364-
day revolving credit facility
, the “Credit Facilities”).

There were no outstanding amounts under the
five-year
revolving
credit facility and the 364-day revolving credit facility
as of March 31, 2023 or December 31, 2022. On January 3, 2023, the Company completed a $2,000 million drawdown of the Term Loan Facility in connection with the
Spin-Off
from GE.
The average interest rate for the Notes and our Credit Facilities for the three months ended March 31, 2023 was 5.94%. We had no principal debt repayments on the Notes or the Credit Facilities for the three months ended March 31, 2023.
Long-Term Borrowings Composition

	As of
	March 31, 2023	December 31, 2022
5.550% senior notes due November 15, 2024	$1,000	$1,000
5.600% senior notes due November 15, 2025	1,500	1,500
5.650% senior notes due November 15, 2027	1,750	1,750
5.857% senior notes due March 15, 2030	1,250	1,250
5.905% senior notes due November 22, 2032	1,750	1,750
6.377% senior notes due November 22, 2052	1,000	1,000
Term Loan Facility	2,000	—
Other	33	38

Total principal debt issued	10,283	8,288

Less: Unamortized debt issuance costs and discounts	44	47
Less: Current portion of long-term borrowings	5	7

Long-term borrowings, net of current portion	$10,234	$8,234

See Note 12, “Financial Instruments and Fair Value Measurements” for further information about borrowings and associated interest rate and cross-currency swaps.

LETTERS OF CREDIT, GUARANTEES, AND OTHER COMMITMENTS.
In addition to the Notes, which were guaranteed on a senior unsecured basis by GE through the completion of the
Spin-Off,
at which time GE was automatically and unconditionally released and discharged from all obligations under its guarantees, as of March 31, 2023 and December 31, 2022, the Company had unused letters of credit, bank guarantees, bid bonds, and surety bonds of approximately $675 million and $657 million, respectively, related to certain commercial contracts. Additionally, we have approximately $44 million and $43 million of guarantees as of March 31, 2023 and December 31, 2022, respectively, primarily related to residual value guarantees on equipment sold to third-party finance companies. Our Condensed Consolidated and Combined Statements of Financial Position reflects a liability of $4 million and $4 million as of March 31, 2023 and December 31, 2022, respectively, related to these guarantees. For credit-related guarantees, we estimate our expected credit losses related to off-balance
sheet credit exposure consistent with the method used to estimate the allowance for credit losses on financial assets held at amortized cost. See Note 13, “Commitments, Guarantees, Product Warranties, and Other Loss Contingencies” for further information on guarantee arrangements with GE.

NOTE 9. BORROWINGS
BORROWINGS.
Senior Unsecured Notes
On November 22, 2022, and in connection with the Separation, the Company issued $
8,250
million aggregate principal amount of senior unsecured notes in six series with maturity dates ranging from 2024 through 2052 (collectively, the “Notes”). Interest payments on the Notes are due semi-annually until maturity, with the first interest payment due in
March 2023
. In the event of a change in control and a related downgrade of the ratings of the Notes below investment grade, the indenture governing the Notes requires that the Company make an offer to each holder of the Notes to repurchase all or any part of that holder’s notes at a repurchase price equal to
101
% of the aggregate principal amount of the Notes repurchased, plus any accrued and unpaid interest. The indenture also includes a limitation on liens incurred by the Company and its wholly owned U.S. subsidiaries. The indenture does not restrict the Company or its subsidiaries from incurring indebtedness, nor does it require any financial covenants. All the covenants are subject to a number of exceptions, limitations, and qualifications.
Upon issuance, the Notes became guaranteed on a senior unsecured basis by GE. Following the completion of the Separation on January 3, 2023, GE was automatically and unconditionally released and discharged from all obligations under its guarantees. Of the $
8,250

million of the Notes, $
4,000

million of the indebtedness was issued directly to GE and net cash proceeds of $
4,221

million from the remaining indebtedness issued to third parties was distributed to GE. GE exchanged the $
4,000

million of indebtedness with third parties prior to December 31, 2022. As of December 31, 2022, all of the Notes were held by third parties.
We recorded $
37

million of debt issuance costs related to the Notes. Debt issuance costs are presented as a reduction of debt in the Combined Statements of Financial Position and are amortized as a component of interest expense over the term of the related debt using the effective interest method.
We had no debt payments on the Notes during the year ended December 31, 2022. The average maturity of the Company’s long-term debt as of December 31, 2022 is approximately 9 years and the average interest expense rate on our total borrowings for the year ended December 31, 2022 is approximately
5.97
%. Interest expense associated with long-term debt was $
54

million for the year ended December 31, 2022, and is included in Interest and other financial charges – net in the Combined Statements of Income. Interest expense for borrowings was not significant for the years ended December 31, 2021 and 2020. Included in interest expense on the Combined Statements of Income is accrued interest of $
52

million and amortization of debt issuance costs of $
1
 million for the year ended December 31, 2022.
Credit Facilities
On November 4, 2022, the Company entered into credit agreements providing for:

•	a five-year senior unsecured revolving credit facility in an aggregate committed amount of $ 2,500 million (the “5-Year Revolving Credit Facility”);

•	a 364-day senior unsecured revolving credit facility in an aggregate committed amount of $ 1,000 million (the “364-Day Revolving Credit Facility”); and

•
a three-year senior unsecured term loan credit facility in an aggregate principal amount of $
2,000
million (the “Term Loan Facility” and, together with the
5-Year
Revolving Credit Facility and the
364-Day
Revolving Credit Facility, the “Credit Facilities”).

The Credit Facilities were not available to the Company or its subsidiaries until consummation of the Separation. As such, there were no outstanding amounts under the Credit Facilities as of December 31, 2022. On January 3, 2023, GE HealthCare completed a $
2,000
million drawdown of the Term Loan Facility in connection with the
Spin-Off
from GE, bringing total principal balance of borrowings to $
10,250
million. After settlement of all

Spin-Off
transactions with GE, we began operations as an independent company with approximately $1,800 million of cash, cash equivalents, and restricted cash.
The Company pays a facility fee to each lender, which accrues at a rate equal to an applicable margin specified in the revolving credit facility agreements on the daily commitments of the lenders. The Borrowings under the Credit Facilities will bear interest at variable interest rates equal to: (i) the alternate base rate or (ii) the Secured Overnight Funding Rate, in each case plus an applicable margin specified in the credit agreement. The Credit Facilities contain affirmative and negative covenants customary to financings of this type that, among other things, limit the Company and its subsidiaries’ ability to incur additional liens and to make certain fundamental changes. In addition, the Credit Facilities contain a financial covenant that requires the Company to not exceed a maximum consolidated net leverage ratio that will be tested beginning with the fiscal quarter ending on June 30, 2023. The Credit Facilities will be used for general corporate purposes.
Long-Term Borrowings Composition

	As of
	December 31, 2022	December 31, 2021
5.550% senior notes due November 15, 2024	$1,000	$—
5.600% senior notes due November 15, 2025	1,500	—
5.650% senior notes due November 15, 2027	1,750	—
5.857% senior notes due March 15, 2030	1,250	—
5.905% senior notes due November 22, 2032	1,750	—
6.377% senior notes due November 22, 2052	1,000	—
Other	38	37

Total principal debt issued	8,288	37

Less: Unamortized debt issuance costs and discounts	47	—
Less: Current portion of long-term borrowings	7	6

Long-term borrowings, net of current portion	$8,234	$31

Scheduled maturities of long-term debt, excluding amortization of discounts and debt issuance costs, are as follows:

2023	$7
2024	1,025
2025	1,504
2026	2
2027	1,750
Thereafter	4,000

Total	$8,288

See Note 13, “Financial Instruments and Fair Value Measurements” for further information about borrowings and associated interest rate and cross-currency swaps.

LETTERS OF CREDIT, GUARANTEES, AND OTHER COMMITMENTS.
In addition to the Notes, which were guaranteed on a senior unsecured basis by GE through the completion of the Separation, at which time GE has been automatically and unconditionally released and discharged from all obligations under its guarantees, as of December 31, 2022 and 2021, the Company had unused letters of credit, bank guarantees, bid bonds, and surety bonds of approximately $657 million and $808 million, respectively, related to certain commercial contracts. Additionally, we have approximately $43 million and $63 million of guarantees as of December 31, 2022 and 2021, respectively, primarily related to residual value guarantees on equipment sold to third-party finance companies. Our Combined Statements of Financial Position reflects a liability of $4 million and $5 million as of December 31, 2022 and 2021, respectively, related to these guarantees. For credit-related guarantees, we estimate our expected credit losses related to off-balance
sheet credit exposure consistent with the method used to estimate the allowance for credit losses on financial assets held at amortized cost.